Nature of operations	12 Months Ended
Mar. 31, 2013
Nature of operations

1. Nature of operations:

NTT DOCOMO, INC. and subsidiaries (“DOCOMO”) is a joint stock corporation that was incorporated under the laws of Japan in August 1991 as the wireless telecommunications arm of NIPPON TELEGRAPH AND TELEPHONE CORPORATION (“NTT”). NTT, 32.59% of which is owned by the Japanese government, owns 63.32% of DOCOMO’s issued stock and 66.65% of DOCOMO’s voting stock outstanding as of March 31, 2013.

DOCOMO mainly provides its subscribers with mobile communications services such as Xi LTE services, FOMA services. In addition, DOCOMO sells handsets and related equipment primarily to agent resellers who in turn sell such equipment to subscribers.

DOCOMO terminated mova services on March 31, 2012.